RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 15:	RELATED PARTY TRANSACTIONS

a.
Mr. Trabelsi has served as the chief executive officer of the Company since June 1, 2012 until February 21, 2022. Mr. Trabelsi is the sole director of Sigma Wave, which is the controlling shareholder of the Company. On May 9, 2013, the general meeting of shareholders of the Company approved the payment of management fees to Mr. Trabelsi of $10.6 per month plus social benefits and an annual bonus of the greater of 2% of the Company’s annual net profit or 0.5% of annual revenues, but in no event greater than Mr. Trabelsi’s annual salary.

b.	As of December 31, 2023 and 2022, the Company accrued $86 and $86, respectively as expenses arising from related party management services.

c.
On April 29, 2012, the Board of Directors approved the recording of a floating charge on all of the Company’s assets in favor of the Mr. and Mrs. Trabelsi, unlimited in amount, in order to secure personal guarantees granted by them in favor of the Company to a bank and in order to secure loans that are given by them from time to time to the Company. As of December 31,2023, total loans were $100. These loans bear no interest and are not attached to any price index.